QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 11.6%
	AEROSPACE & DEFENSE - 1.1%
2,130	General Dynamics Corporation	$417,544
1,163	Northrop Grumman Corporation	418,854
30,689	Park Aerospace Corporation	419,827
		1,256,225
	BEVERAGES - 0.4%
7,995	Coca-Cola Company	419,498

	BIOTECH & PHARMA - 1.9%
1,967	Amgen, Inc.	418,283
1,808	Eli Lilly and Company	417,738
2,589	Johnson & Johnson	418,124
5,578	Merck & Company, Inc.	418,963
9,725	Pfizer, Inc.	418,272
		2,091,380
	CHEMICALS - 0.4%
1,230	NewMarket Corporation	416,687

	DATA CENTER REITS - 0.4%
3,012	CoreSite Realty Corporation	417,282

	DIVERSIFIED INDUSTRIALS - 0.4%
2,382	3M Company	417,850

	E-COMMERCE DISCRETIONARY - 0.4%
5,992	eBay, Inc.	417,463

	FOOD - 1.1%
6,974	General Mills, Inc.	417,185
5,120	John B Sanfilippo & Son, Inc.	418,406
6,517	Kellogg Company	416,567
		1,252,158
	HOUSEHOLD PRODUCTS - 0.4%
2,518	Clorox Company	417,006

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 11.6% (Continued)
	INSURANCE - 0.4%
4,631	Progressive Corporation	$418,596

	MACHINERY - 0.4%
4,281	Toro Company	417,012

	RETAIL - CONSUMER STAPLES - 0.8%
1,979	Dollar General Corporation	419,825
1,829	Target Corporation	418,420
		838,245
	RETAIL - DISCRETIONARY - 0.4%
2,058	Tractor Supply Company	416,971

	SOFTWARE - 0.4%
3,904	Citrix Systems, Inc.	419,172

	TECHNOLOGY HARDWARE - 0.4%
2,962	Apple, Inc.	419,123

	TECHNOLOGY SERVICES - 0.4%
2,506	Broadridge Financial Solutions, Inc.	417,600

	TELECOMMUNICATIONS - 0.4%
7,784	Verizon Communications, Inc.	420,414

	TRANSPORTATION & LOGISTICS - 1.1%
4,811	CH Robinson Worldwide, Inc.	418,557
2,300	United Parcel Service, Inc., Class B	418,830
9,415	Werner Enterprises, Inc.	416,802
		1,254,189
	TRANSPORTATION EQUIPMENT - 0.4%
5,293	PACCAR, Inc.	417,724

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 11.6% (Continued)

	TOTAL COMMON STOCKS (Cost $12,304,736)	$12,544,595

	EXCHANGE-TRADED FUNDS — 80.6%
	EQUITY - 11.9%
192,514	Alerian MLP ETF(a)	6,416,492
53,726	WisdomTree US LargeCap Dividend Fund	6,408,975
		12,825,467
	FIXED INCOME - 68.7%
194,853	Invesco Fundamental High Yield Corporate Bond ETF	3,795,736
100,905	Invesco Preferred ETF(a)	1,516,602
185,357	iShares 1-3 Year Treasury Bond ETF(a)	15,968,506
10,564	iShares 20+ Year Treasury Bond ETF	1,524,596
40,725	iShares 7-10 Year Treasury Bond ETF(a)	4,692,335
27,601	iShares Core U.S. Aggregate Bond ETF	3,169,423
11,426	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	1,520,001
43,402	iShares iBoxx High Yield Corporate Bond ETF(a)	3,797,241
47,665	iShares TIPS Bond ETF	6,086,344
15,307	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	1,519,067
227,586	Quadratic Interest Rate Volatility and Inflation ETF(a)	6,342,822
105,339	SPDR Bloomberg Barclays High Yield Bond ETF(a)	11,519,873
65,617	SPDR DoubleLine Total Return Tactical ETF	3,170,613
61,211	Vanguard Long-Term Corporate Bond ETF	6,462,657
37,083	Vanguard Total Bond Market ETF	3,168,742
		74,254,558

	TOTAL EXCHANGE-TRADED FUNDS (Cost $87,501,112)	87,080,025

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS – 19.0%
	MONEY MARKET FUNDS - 19.0%
10,239,951	Fidelity Government Portfolio, Class I, 0.01%(b)	$10,239,951
10,239,951	First American Government Obligations Fund, Class Z, 0.02%(b)	10,239,951
	TOTAL MONEY MARKET FUNDS (Cost $20,479,902)	20,479,902

	TOTAL SHORT-TERM INVESTMENTS (Cost $20,479,902)	20,479,902

	COLLATERAL FOR SECURITIES LOANED — 31.4%
33,895,453	Mount Vernon Liquid Assets Portfolio, LLC - 0.09% (b) (c)	33,895,453
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $33,895,453)

	TOTAL INVESTMENTS - 142.6% (Cost $154,181,203)	$153,999,975
	LIABILITIES IN EXCESS OF OTHER ASSETS - (42.6)%	(46,024,245)
	NET ASSETS - 100.0%	$107,975,730

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Unrealized (Depreciation) (d)
76	CME Ultra Long-Term US Treasury Bond Future	12/21/2021	$14,520,788	$(336,715)
	TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Unrealized Appreciation(e)
50	CME E-Mini Standard & Poor’s 500 Index Future	12/17/2021	$10,744,375	$364,700
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

REIT	- Real Estate Investment Trust

TIPS	- Treasury Inflation-Protected Securities

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2021 was $33,114,988.

(b)	Rate disclosed is the seven-day effective yield as of September 30, 2021.

(c)	Security purchased with cash proceeds of securities lending collateral.

(d)	Amounts subject to interest rate risk exposure.

(e)	Amounts subject to equity risk exposure.

QUANTIFIED MARKET LEADERS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 81.4%
	EQUITY - 81.4%
688,678	iShares MSCI EAFE ETF	$53,723,771
173,601	iShares Russell 1000 Value ETF	27,170,293
142,759	iShares Semiconductor ETF(a)	63,651,955
650,325	iShares U.S. Real Estate ETF(a)	66,586,777
445,170	Technology Select Sector SPDR Fund	66,472,784
		277,605,580

	TOTAL EXCHANGE-TRADED FUNDS (Cost $288,668,462)	277,605,580

	SHORT-TERM INVESTMENTS — 19.3%
	MONEY MARKET FUNDS - 19.3%
32,906,608	Fidelity Government Portfolio, Class I, 0.01%(b)	32,906,608
32,906,615	First American Government Obligations Fund, Class Z, 0.02%(b)	32,906,615
	TOTAL MONEY MARKET FUNDS (Cost $65,813,223)	65,813,223

	TOTAL SHORT-TERM INVESTMENTS (Cost $65,813,223)	65,813,223

	COLLATERAL FOR SECURITIES LOANED — 6.4%
21,773,225	Mount Vernon Liquid Assets Portfolio, LLC - 0.09% (b)(c)	21,773,225
	TOTAL COLLATERALL FOR SECURITIES LOANED ($21,773,225)

	TOTAL INVESTMENTS - 107.1% (Cost $376,254,910)	$365,192,028
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.1)%	(24,109,870)
	NET ASSETS - 100.0%	$341,082,158

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2021 was $21,117,042.

(b)	Rate disclosed is the seven-day effective yield as of September 30, 2021.

(c)	Security purchased with cash proceeds of securities lending collateral.

QUANTIFIED MARKET LEADERS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at September 30, 2021	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized (Depreciation)(2)
Long Position:
401,840	iShares Biotechnology ETF	$64,969,491	1-Mth USD LIBOR plus 20 bp	10/25/2022	BRC	$(4,985,535)
388,070	iShares Russell 1000 Growth ETF	106,346,703	1-Mth USD LIBOR plus 20 bp	9/22/2022	BRC	(3,928,663)
706,850	iShares Russell Midcap Growth ETF	79,216,680	1-Mth USD LIBOR plus 20 bp	9/22/2022	BRC	(2,041,902)
4,270	iShares Semiconductor ETF	1,903,865	1-Mth USD LIBOR plus 20 bp	10/25/2022	BRC	(119,291)
					Total:	$(11,075,391)

	BRC - Barclays Capital

	LIBOR - London Interbank Offered Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.
(2)	Amount subject to equity risk exposure.

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 64.8%
	ALTERNATIVE - 5.3%
921	First Trust Long/Short Equity	$44,530
2,337	Hull Tactical US ETF	76,702
8,147	WisdomTree Managed Futures Strategy Fund	333,945
		455,177
	EQUITY - 52.3%
1,764	Financial Select Sector SPDR Fund	66,203
966	First Trust Materials AlphaDEX Fund	54,077
396	Global X Lithium & Battery Tech ETF	32,456
796	Invesco DWA Emerging Markets Markets Momentum ETF	19,351
764	Invesco Dynamic Media ETF	41,012
1,216	Invesco MSCI Global Timber ETF	43,918
231	Invesco S&P 500 Equal Weight Consumer Discretionary ETF	33,310
1,438	Invesco S&P 500 Equal Weight Materials ETF	230,092
101	Invesco S&P Spin-Off ETF	6,348
842	InvInvesco S&P Midcap 400 Revenue ETF	73,455
2,030	iShares Cohen & Steers REIT ETF	132,803
1,606	iShares Global Consumer Discretionary ETF	264,942
2,544	iShares Global Materials ETF	216,698

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 64.8% (Continued)
	EQUITY - 52.3% (Continued)
7,232	iShares Global REIT ETF	$198,229
1,134	iShares Global Timber & Forestry ETF	96,458
759	iShares MSCI Global Min Vol Factor ETF	77,972
649	iShares MSCI International Momentum Factor ETF	24,714
6,240	iShares North American Natural Resources ETF(a)	183,269
412	iShares Residential and Multisector Real Estate ETF	35,255
458	iShares U.S. Basic Materials ETF	57,048
1,542	iShares U.S. Broker-Dealers & Securities Exchanges ETF	160,985
618	iShares U.S. Financial Services ETF	116,295
1,627	iShares U.S. Insurance ETF	127,231
1,509	iShares U.S. Real Estate ETF	154,507
2,151	iShares US Financials ETF	177,565
1,102	Nuveen ESG Large-Cap Growth ETF	72,126
1,717	Nuveen ESG Mid-Cap Growth ETF	93,370
6,418	Real Estate Select Sector SPDR Fund	285,280
677	SPDR S&P Metals & Mining ETF	28,258
1,798	SPDR S&P North American Natural Resources ETF	71,614
2,034	VanEck Vectors Natural Resource ETF	92,483
2,264	VanEck Vectors Retail ETF(a)	395,950
447	VanEck Vectors Steel ETF	24,679
138	Vanguard Consumer Discretionary ETF	42,776
1,070	Vanguard Financials ETF	99,136
797	Vanguard Materials ETF	138,064
1,385	VictoryShares Dividend Accelerator ETF	59,821
1,611	VictoryShares US 500 Enhanced Volatility Wtd ETF	114,623
4,855	VictoryShares US EQ Income Enhanced Volatility ETF	312,662
		4,455,035
	FIXED INCOME - 5.1%
2,617	iShares Convertible Bond ETF	261,019
2,036	SPDR Bloomberg Barclays Convertible Securities ETF	173,773
		434,792
	MIXED ALLOCATION - 2.1%
3,999	SPDR SSgA Global Allocation ETF	182,178

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 64.8% (Continued)
	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,655,139)	$5,527,182

	OPEN-END FUNDS — 21.2%
	ALTERNATIVE - 18.7%
10,009	AlphaCentric Premium Opportunity Fund, Class I	269,248
17,436	Driehaus Event Driven Fund	257,003
23,667	LoCorr Long/Short Commodities Strategy Fund, Class I	265,070
4,512	OnTrack Core Fund, Investor Class	274,330
22,138	PIMCO TRENDS Managed Futures Strategy Fund, Institutional Class	259,453
24,095	William Blair Macro Allocation Fund, Class I	271,551
		1,596,655
	FIXED INCOME - 2.5%
11,494	BNY Mellon Dynamic Total Return Fund, Class, Class II(b)	211,605

	TOTAL OPEN-END FUNDS (Cost $1,786,920)	1,808,260

	SHORT-TERM INVESTMENTS — 11.2%
	MONEY MARKET FUNDS - 11.2%
475,653	Fidelity Government Portfolio, Class I, 0.01%(c)	475,653
475,652	First American Government Obligations Fund, Class Z, 0.02%(c)	475,652
	TOTAL MONEY MARKET FUNDS (Cost $951,305)	951,305

	TOTAL SHORT-TERM INVESTMENTS (Cost $951,305)	951,305

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value

	COLLATERAL FOR SECURITIES LOANED — 5.2%
442,850	Mount Vernon Liquid Assets Portfolio, LLC - 0.09% (c) (e)	$442,850
	TOTAL COLLATERAL FOR SECURITIES LOANED ($442,850)

	TOTAL INVESTMENTS - 102.4% (Cost $8,836,214)	$8,729,597
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.4)%	(203,956)
	NET ASSETS - 100.0%	$8,525,641

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Unrealized Depreciation(d)
1	CME E-Mini NASDAQ 100 Index Future	12/17/2021	$293,650	$(15,045)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2021 was $426,673.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven-day effective yield as of September 30, 2021.

(d)	Amounts subject to equity risk exposure.

(e)	Security purchased with cash proceeds securities lending collateral.

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 20.0%
	EQUITY - 0.0%(a)
350	Invesco QQQ Trust Series 1			$125,286

	FIXED INCOME — 20.0%
380,000	Invesco BulletShares 2021 Corporate Bond ETF			8,014,200
375,000	Invesco BulletShares 2022 Corporate Bond ETF			8,073,750
360,000	Invesco BulletShares 2024 Corporate Bond ETF			7,959,600
160,000	Invesco Ultra Short Duration ETF			8,075,200
75,000	iShares Short Treasury Bond ETF			8,285,250
255,000	SPDR Portfolio Short Term Corporate Bond ETF			7,968,750
				48,376,750

	TOTAL EXCHANGE-TRADED FUNDS (Cost $48,580,839)			48,502,036

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 10.4%
	AUTOMOTIVE — 0.4%
1,000,000	Toyota Motor Credit Corporation	0.5000	06/18/24	995,388

	BANKING — 1.3%
1,000,000	Canadian Imperial Bank of Commerce	3.1000	04/02/24	1,059,682
1,000,000	Mitsubishi UFJ Financial Group, Inc.	3.4070	03/07/24	1,064,769
1,000,000	PNC Financial Services Group, Inc.	3.9000	04/29/24	1,079,213
				3,203,664
	DIVERSIFIED INDUSTRIALS — 0.4%
1,000,000	General Electric Company	3.4500	05/15/24	1,064,110

	ELECTRIC UTILITIES — 0.9%
1,000,000	Enel Generacion Chile S.A.	4.2500	04/15/24	1,067,692
1,000,000	WEC Energy Group, Inc.(b)	0.8000	03/15/24	1,003,285
				2,070,977
	GAS & WATER UTILITIES — 0.4%
1,000,000	Thomson Reuters Corporation	3.8500	09/29/24	1,075,599

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 10.4% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 1.7%
1,000,000	Bank of New York Mellon Corporation	0.5000	04/26/24	$998,285
1,000,000	Brookfield Finance, Inc.	4.0000	04/01/24	1,073,207
1,000,000	Goldman Sachs Group, Inc.	0.8000	03/25/24	994,079
1,000,000	Intercontinental Exchange, Inc.	3.4500	09/21/23	1,055,963
				4,121,534
	MACHINERY — 0.4%
1,000,000	Parker-Hannifin Corporation	2.7000	06/14/24	1,050,072

	MEDICAL EQUIPMENT & DEVICES — 0.4%
1,000,000	Becton Dickinson and Company	3.3630	06/06/24	1,063,469

	OIL & GAS SERVICES & EQUIPMENT — 0.5%
1,000,000	Schlumberger Holdings Corporation(c)	3.7500	05/01/24	1,068,478

	REAL ESTATE INVESTMENT TRUSTS — 0.5%
1,000,000	Welltower, Inc.(b)	3.6250	03/15/24	1,066,342

	RETAIL - CONSUMER STAPLES — 0.4%
1,000,000	7-Eleven, Inc.(c)	0.8000	02/10/24	999,342

	SPECIALTY FINANCE — 0.5%
1,000,000	Capital One Financial Corporation	3.9000	01/29/24	1,070,568

	TECHNOLOGY HARDWARE — 0.9%
1,000,000	Apple, Inc.	3.0000	02/09/24	1,054,824
1,000,000	Hewlett Packard Enterprise Company(b)	1.4500	04/01/24	1,016,207
				2,071,031
	TECHNOLOGY SERVICES — 0.4%
1,000,000	International Business Machines Corporation	3.0000	05/15/24	1,060,905

	TELECOMMUNICATIONS — 0.4%
1,000,000	Verizon Communications, Inc.	0.7500	03/22/24	1,003,949

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 10.4% (Continued)
	TRANSPORTATION & LOGISTICS — 0.9%
1,000,000	Ryder System, Inc.	3.6500	03/18/24	$1,066,955
1,000,000	Union Pacific Corporation	3.6460	02/15/24	1,063,148
				2,130,103

	TOTAL CORPORATE BONDS (Cost $25,167,068)			25,115,531

	CERTIFICATE OF DEPOSIT — 4.6%
	AUTOMOTIVE - 0.4%
1,000,000	BMW Bank of North America	0.5500	07/30/24	998,971

	BANKING - 4.2%
1,000,000	Goldman Sachs Bank USA	0.5500	07/29/24	998,994
1,000,000	Greenstate Credit Union	0.5000	07/19/24	997,833
1,000,000	Sallie Mae Bank	0.5500	07/22/24	996,231
1,000,000	State Bank of India	0.6000	08/30/24	999,687
1,000,000	Synchrony Bank	0.6500	09/17/24	1,000,738
1,000,000	Texas Exchange Bank SSB	0.5000	07/09/24	998,071
1,000,000	Toyota Financial Savings Bank	0.5500	08/05/24	998,833
1,000,000	UBS Bank USA	0.5500	08/12/24	998,673
1,000,000	Wells Fargo Bank NA	1.9000	01/17/23	1,022,433
1,000,000	Wells Fargo National Bank West	1.9000	01/17/23	1,022,432
				10,033,925

	TOTAL CERTIFICATE OF DEPOSIT (Cost $10,997,121)			11,032,896

Shares
	SHORT-TERM INVESTMENTS — 49.2%
	MONEY MARKET FUNDS — 49.2%
59,661,563	Fidelity Government Portfolio, Class I, 0.01%(d)			59,661,563

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 49.2% (Continued)
	MONEY MARKET FUNDS — 49.2% (Continued)
59,661,563	First American Government Obligations Fund, Class Z, 0.02%(d)	$59,661,563
	TOTAL MONEY MARKET FUNDS (Cost $119,323,126)	119,323,126

	TOTAL SHORT-TERM INVESTMENTS (Cost $119,323,126)	119,323,126

	COLLATERAL FOR SECURITIES LOANED — 0.9%
2,158,290	Mount Vernon Liquid Assets Portfolio, LLC - 0.09% (d) (e)	2,158,290
	TOTAL COLLATERAL FOR SECURITIES LOANED ($2,158,290)

	TOTAL INVESTMENTS — 85.1% (Cost $206,226,444)	$206,131,879
	OTHER ASSETS IN EXCESS OF LIABILITIES- 14.9%	36,228,186
	NET ASSETS - 100.0%	$242,360,065

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)(f)
818	CME E-Mini NASDAQ 100 Index Future	12/17/2021	$240,205,700	$(9,841,504)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

REIT	- Real Estate Investment Trust

(a)	Percentage rounds to less than 0.1%.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2021 was $2,113,240.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021, the total market value of 144A securities is $2,067,820 or 0.9% of net assets.

(d)	Rate disclosed is the seven-day effective yield as of September 30, 2021.

(e)	Security purchased with cash proceeds of securities lending collateral.

(f)	Amounts subject to equity risk exposure.

QUANTIFIED PATTERN RECOGNITION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 23.7%
	EQUITY - 0.2%
150	SPDR S&P 500 ETF Trust			$64,371

	FIXED INCOME - 23.5%
50,000	Invesco BulletShares 2021 Corporate Bond ETF			1,054,500
47,000	Invesco BulletShares 2022 Corporate Bond ETF			1,011,910
46,000	Invesco BulletShares 2024 Corporate Bond ETF			1,017,060
21,000	Invesco Ultra Short Duration ETF			1,059,870
10,000	iShares Short Treasury Bond ETF			1,104,700
33,000	SPDR Portfolio Short Term Corporate Bond ETF			1,031,250
				6,279,290

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,354,136)			6,343,661

Principal Amount ($)		Coupon Rate (%)	Maturity
	CERTIFICATE OF DEPOSIT — 15.1%
	BANKING - 15.1%
1,000,000	Raymond James Bank NA	1.7000	11/08/21	1,001,749
1,000,000	Sallie Mae Bank	1.8500	11/07/22	1,019,121
1,000,000	Wells Fargo Bank NA	1.9500	10/18/21	1,000,932
1,000,000	Wells Fargo National Bank West	1.9000	01/17/23	1,022,432
				4,044,234

	TOTAL CERTIFICATE OF DEPOSIT (Cost $4,000,000)			4,044,234

Shares
	SHORT-TERM INVESTMENTS — 49.4%
	MONEY MARKET FUNDS — 49.4%
6,602,998	Fidelity Government Portfolio, Class I, 0.01%(a)			6,602,998
6,602,998	First American Government Obligations Fund, Class Z, 0.02%(a)			6,602,998
	TOTAL MONEY MARKET FUNDS (Cost $13,205,996)			13,205,996

	TOTAL SHORT-TERM INVESTMENTS (Cost $13,205,996)			13,205,996

QUANTIFIED PATTERN RECOGNITION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Fair Value
TOTAL INVESTMENTS — 88.2% (Cost $23,560,132)	$23,593,891
OTHER ASSETS IN EXCESS OF LIABILITIES- 11.8%	3,165,910
NET ASSETS - 100.0%	$26,759,801

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)(b)
98	CME E-Mini Standard & Poor’s 500 Index Future	12/17/2021	$21,058,975	$(328,103)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of September 30, 2021.

(b)	Amounts subject to equity risk exposure.

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 13.9%
	FIXED INCOME - 13.9%
235,000	Invesco BulletShares 2021 Corporate Bond ETF			$4,956,150
230,000	Invesco BulletShares 2022 Corporate Bond ETF			4,951,900
220,000	Invesco BulletShares 2024 Corporate Bond ETF			4,864,200
95,000	Invesco Ultra Short Duration ETF			4,794,650
100	iShares 20+ Year Treasury Bond ETF			14,432
45,000	iShares Short Treasury Bond ETF			4,971,150
155,000	SPDR Portfolio Short Term Corporate Bond ETF			4,843,750
				29,396,232

	TOTAL EXCHANGE-TRADED FUNDS (Cost $29,458,907)			29,396,232

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 11.5%
	AUTOMOTIVE — 0.5%
1,000,000	Toyota Motor Credit Corporation	0.5000	06/18/24	995,388

	BANKING — 1.0%
1,000,000	Mitsubishi UFJ Financial Group, Inc.	3.4070	03/07/24	1,064,769
1,000,000	PNC Financial Services Group, Inc.	3.9000	04/29/24	1,079,212
				2,143,981
	DIVERSIFIED INDUSTRIALS — 0.5%
1,000,000	General Electric Company	3.4500	05/15/24	1,064,110

	ELECTRIC UTILITIES — 1.0%
1,000,000	Enel Generacion Chile S.A.	4.2500	04/15/24	1,067,692
1,000,000	WEC Energy Group, Inc.(a)	0.8000	03/15/24	1,003,285
				2,070,977
	ENTERTAINMENT CONTENT — 0.5%
1,000,000	Walt Disney Company	7.7500	01/20/24	1,157,362

	GAS & WATER UTILITIES — 0.5%
1,000,000	Thomson Reuters Corporation	3.8500	09/29/24	1,075,599

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 11.5% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 1.0%
1,000,000	Bank of New York Mellon Corporation	0.5000	04/26/24	$998,285
1,000,000	Intercontinental Exchange, Inc.	3.4500	09/21/23	1,055,963
				2,054,248
	MACHINERY — 0.5%
1,000,000	Parker-Hannifin Corporation	2.7000	06/14/24	1,050,072

	MEDICAL EQUIPMENT & DEVICES — 0.5%
1,000,000	Becton Dickinson and Company	3.3630	06/06/24	1,063,469

	OIL & GAS SERVICES & EQUIPMENT — 0.5%
1,000,000	Schlumberger Holdings Corp 3.750000 05/01/2024(b)	3.7500	05/01/24	1,068,478

	REAL ESTATE INVESTMENT TRUSTS — 1.0%
1,000,000	Ventas Realty, L.P.	3.5000	04/15/24	1,064,644
1,000,000	Welltower, Inc.(a)	3.6250	03/15/24	1,066,342
				2,130,986
	RETAIL - CONSUMER STAPLES — 0.5%
1,000,000	7-Eleven, Inc.(b)	0.8000	02/10/24	999,342

	SPECIALTY FINANCE — 0.5%
1,000,000	Capital One Financial Corp	3.9000	01/29/24	1,070,568

	TECHNOLOGY HARDWARE — 1.0%
1,000,000	Apple, Inc.	3.0000	02/09/24	1,054,824
1,000,000	Hewlett Packard Enterprise Company(a)	1.4500	04/01/24	1,016,207
				2,071,031
	TECHNOLOGY SERVICES — 0.5%
1,000,000	International Business Machines Corporation	3.0000	05/15/24	1,060,905

	TELECOMMUNICATIONS — 0.5%
1,000,000	Verizon Communications, Inc.	0.7500	03/22/24	1,003,949

	TRANSPORTATION & LOGISTICS — 1.0%
1,000,000	Ryder System, Inc.	3.6500	03/18/24	1,066,955

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 11.5% (Continued)
	TRANSPORTATION & LOGISTICS — 1.0% (Continued)
1,000,000	Union Pacific Corporation	3.6460	02/15/24	$1,063,148
				2,130,103

	TOTAL CORPORATE BONDS (Cost $24,270,360)			24,210,568

	CERTIFICATE OF DEPOSIT — 6.7%
	AUTOMOTIVE - 0.5%
1,000,000	BMW Bank of North America	0.5500	07/30/24	998,971

	BANKING - 6.2%
1,000,000	Ally Bank	1.8000	10/25/21	1,001,190
1,000,000	FLAGSTAR BANK FSB	1.7500	11/15/21	1,002,128
1,000,000	Goldman Sachs Bank USA	0.5500	07/29/24	998,994
1,000,000	Greenstate Credit Union	0.5000	07/19/24	997,833
1,000,000	Morgan Stanley Private Bank	1.8500	01/09/23	1,021,570
1,000,000	Raymond James Bank NA	1.7000	11/08/21	1,001,749
1,000,000	Sallie Mae Bank	0.5500	07/22/24	996,231
1,000,000	State Bank of India	0.6000	08/30/24	999,687
1,000,000	Synchrony Bank	0.6500	09/17/24	1,000,738
1,000,000	Texas Exchange Bank SSB	0.5000	07/09/24	998,071
1,000,000	Toyota Financial Savings Bank	0.5500	08/05/24	998,833
1,000,000	UBS Bank USA	0.5500	08/12/24	998,673
1,000,000	Wells Fargo Bank NA	1.9500	10/18/21	1,000,932
				13,016,629

	TOTAL CERTIFICATE OF DEPOSIT (Cost $13,997,121)			14,015,600

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 50.5%
	MONEY MARKET FUNDS — 50.5%
53,182,079	Fidelity Government Portfolio, Class I, 0.01%(c)	$53,182,079
53,182,078	First American Government Obligations Fund, Class Z, 0.02%(c)	53,182,078
	TOTAL MONEY MARKET FUNDS (Cost $106,364,157)	106,364,157

	TOTAL SHORT-TERM INVESTMENTS (Cost $106,364,157)	106,364,157

	COLLATERAL FOR SECURITIES LOANED — 0.7%
1,539,225	Mount Vernon Liquid Assets Portfolio, LLC - 0.09% (c) (e)	1,539,225
	TOTAL COLLATERAL FOR SECURITIES LOANED ($1,539,225)

	TOTAL INVESTMENTS — 83.3% (Cost $175,629,770)	$175,525,782
	OTHER ASSETS IN EXCESS OF LIABILITIES- 16.7%	35,127,569
	NET ASSETS - 100.0%	$210,653,351

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)(d)
481	CME Ultra Long-Term US Treasury Bond Future	12/21/2021	$91,901,303	$(2,622,143)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

LP	- Limited Partnership

REIT	- Real Estate Investment Trust

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2021 was $1,507,484.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021, the total market value of 144A securities is $2,067,820 or 1.0% of net assets.

(c)	Rate disclosed is the seven-day effective yield as of September 30, 2021.

(d)	Amounts subject to interest rate risk exposure.

(e)	Security purchased with cash proceeds of securities lending collateral.

QUANTIFIED TACTICAL FIXED INCOME FUND
September 30, 2021 (Unaudited) (Continued)

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at September 30, 2021	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)(2)
Long Position:
194,500	iShares iBoxx $ High Yield Corporate Bond ETF	$17,016,805	1-Mth USD LIBOR plus 20 bp	10/27/2022	BRC	$(25,948)
171,500	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	17,019,660	1-Mth USD LIBOR plus 20 bp	10/25/2022	BRC	15,231
155,600	SPDR Bloomberg Barclays High Yield Bond ETF	17,016,416	1-Mth USD LIBOR plus 20 bp	10/27/2022	BRC	306

					Total:	$(10,411)

	BRC - Barclays Capital

	LIBOR - London Interbank Offered Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.
(2)	Amount subject to credit risk exposure.

QUANTIFIED EVOLUTION PLUS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 14.4%
	EQUITY - 0.3%
100	Invesco QQQ Trust Series 1			$35,796
300	iShares Russell 2000 ETF			65,625
350	iShares U.S. Real Estate ETF			35,837
350	SPDR S&P 500 ETF Trust			150,199
				287,457
	FIXED INCOME - 14.1%
100,100	Invesco BulletShares 2021 Corporate Bond ETF			2,111,109
96,000	Invesco BulletShares 2022 Corporate Bond ETF			2,066,880
95,000	Invesco BulletShares 2024 Corporate Bond ETF			2,100,450
42,000	Invesco Ultra Short Duration ETF			2,119,740
19,000	iShares Short Treasury Bond ETF			2,098,930
65,000	SPDR Portfolio Short Term Corporate Bond ETF			2,031,250
				12,528,359

	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,834,908)			12,815,816

Principal Amount ($)		Coupon Rate (%)	Maturity
	CERTIFICATE OF DEPOSIT — 2.3%
	BANKING - 2.3%
1,000,000	Raymond James Bank NA	1.7000	11/08/21	1,001,749
1,000,000	Sallie Mae Bank	1.8500	11/07/22	1,019,121
				2,020,870

	TOTAL CERTIFICATE OF DEPOSIT (Cost $2,000,000)			2,020,870

Shares
	SHORT-TERM INVESTMENTS — 63.1%
	MONEY MARKET FUNDS – 63.1%
27,187,117	Fidelity Government Portfolio, Class I, 0.01%(a)			27,187,117
1,871,860	First American Government Obligations Fund, Class X, 0.03%(a) (b)			1,871,860
27,187,116	First American Government Obligations Fund, Class Z, 0.02%(a)			27,187,116
	TOTAL MONEY MARKET FUNDS (Cost $56,246,093)			56,246,093

QUANTIFIED EVOLUTION PLUS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	TOTAL SHORT-TERM INVESTMENTS (Cost $56,246,093)	$56,246,093

	TOTAL INVESTMENTS – 79.8% (Cost $71,081,001)	$71,082,779
	OTHER ASSETS IN EXCESS OF LIABILITIES- 20.2%	18,029,892
	NET ASSETS - 100.0%	$89,112,671

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation) (c)
12	CBOT Dow Jones US Real Estate Futures	12/17/2021	$46,710,720	$(1,976,800)
34	CME E-Mini NASDAQ 100 Index Futures	12/17/2021	9,984,100	(452,780)
45	CME E-Mini Russell 2000 Index Futures	12/17/2021	4,951,800	(169,402)
318	CME E-Mini Standard & Poor’s 500 Index Futures	12/17/2021	68,334,225	(1,953,335)
	TOTAL FUTURES CONTRACTS			(4,552,317)

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of September 30, 2021.

(b)	All or part of this instrument is a holding of QEPF Fund Limited.

(c)	Amounts subject to equity risk exposure.

TOTAL RETURN SWAPS

Number of Shares	Reference Entity	Notional Amount at September 30, 2021	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized (Depreciation)(2)
Long Position:
562,700	Vanguard FTSE Europe ETF	$36,918,747	1-Mth USD LIBOR plus 20 bp	10/25/2022	BRC	$(1,911,294)

BRC - Barclays Capital

LIBOR - London Interbank Offered Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.
(2)	Amount subject to equity risk exposure.

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 96.3%
	BANKING - 2.6%
1,392	SVB Financial Group(a)	$900,457

	BIOTECH & PHARMA - 8.3%
2,123	Regeneron Pharmaceuticals, Inc.(a)	1,284,797
8,018	Zoetis, Inc.	1,556,615
		2,841,412
	CHEMICALS - 3.0%
1,815	Avery Dennison Corporation	376,086
3,286	Celanese Corporation	495,004
1,797	FMC Corporation	164,533
		1,035,623
	COMMERCIAL SUPPORT SERVICES - 6.4%
16,091	FTI Consulting, Inc.(a)(b)	2,167,457

	CONSUMER SERVICES - 3.7%
20,838	Service Corp International	1,255,698

	DATA CENTER REIT - 1.4%
3,369	Digital Realty Trust, Inc.(b)	486,652

	ELECTRIC UTILITIES - 6.6%
7,403	AES Corporation (The)	169,010
28,968	Consolidated Edison, Inc.	2,102,788
		2,271,798
	ELECTRICAL EQUIPMENT - 1.1%
4,727	Trimble, Inc.(a)	388,796

	FOOD - 5.6%
16,050	J M Smucker Company(b)	1,926,482

	FORESTRY, PAPER & WOOD PRODUCTS - 4.1%
7,125	Boise Cascade Company(b)	384,608
8,074	Domtar Corporation(a)	440,356

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS - 4.1% (Continued)
9,074	Louisiana-Pacific Corporation	$556,870
		1,381,834
	HEALTH CARE FACILITIES & SERVICES - 0.7%
7,483	Owens & Minor, Inc.(b)	234,143

	HOME & OFFICE PRODUCTS - 0.8%
13,529	Tupperware Brands Corporation(a)	285,732

	INDUSTRIAL INTERMEDIATE PROD - 1.3%
2,320	Chart Industries, Inc.(a)(b)	443,375

	INDUSTRIAL SUPPORT SERVICES - 1.0%
978	United Rentals, Inc.(a)	343,210

	MACHINERY - 1.3%
1,375	Deere & Company	460,721

	MEDICAL EQUIPMENT & DEVICES - 10.9%
2,219	Illumina, Inc.(a)	900,049
11,259	Myriad Genetics, Inc.(a)(b)	363,553
3,809	ResMed, Inc.	1,003,862
3,410	West Pharmaceutical Services, Inc.	1,447,680
		3,715,144
	METALS & MINING - 0.3%
5,917	Cleveland-Cliffs, Inc. (a)(b)	117,216

	OIL & GAS PRODUCERS - 1.4%
3,668	APA Corporation	78,605
11,039	Devon Energy Corporation	391,995
		470,600
	RETAIL - DISCRETIONARY - 4.0%
11,522	Boot Barn Holdings, Inc.(a)	1,023,961
6,942	MarineMax, Inc.(a)(b)	336,826
		1,360,787

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	RETAIL REIT - 1.6%
8,649	Realty Income Corporation	$560,974

	SELF-STORAGE REIT - 15.2%
18,203	Life Storage, Inc.	2,088,612
10,433	Public Storage	3,099,645
		5,188,257
	SEMICONDUCTORS - 5.6%
2,211	Analog Devices, Inc.	370,298
8,297	Kulicke & Soffa Industries, Inc.	483,549
1,634	Micron Technology, Inc.	115,981
4,727	NVIDIA Corporation	979,246
		1,949,074
	SOFTWARE - 1.5%
1,056	Synopsys, Inc.(a)	316,177
3,147	Teradata Corporation(a)(b)	180,480
		496,657
	SPECIALTY FINANCE - 0.8%
2,664	Alliance Data Systems Corporation	268,771

	STEEL - 0.6%
3,363	Steel Dynamics, Inc.	196,668

	TECHNOLOGY HARDWARE - 1.6%
4,802	Arrow Electronics, Inc.(a)	539,217

	TECHNOLOGY SERVICES - 1.1%
3,025	Fidelity National Information Services, Inc.	368,082

	WHOLESALE - DISCRETIONARY - 3.8%
2,991	Pool Corporation	1,299,320

	TOTAL COMMON STOCKS (Cost $34,989,670)	32,954,157

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.9%
	MONEY MARKET FUNDS - 3.9%
663,610	Fidelity Government Portfolio, Class I, 0.01%(c)	$663,610
663,610	First American Government Obligations Fund, Class Z, 0.02%(c)	663,610
	TOTAL MONEY MARKET FUNDS (Cost $1,327,220)	1,327,220

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,327,220)	1,327,220

	COLLATERAL FOR SECURITIES LOANED — 13.0%
4,435,580	Mount Vernon Liquid Assets Portfolio, LLC - 0.09% (c) (d)	4,435,580
	TOTAL COLLATERAL FOR SECURITIES LOANED ($4,435,580)

	TOTAL INVESTMENTS - 113.2% (Cost $40,752,470)	$38,716,957
	LIABILITIES IN EXCESS OF OTHER ASSETS - (13.2)%	(4,503,299)
	NET ASSETS - 100.0%	$34,213,658

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2021 was $4,276,319.

(c)	Rate disclosed is the seven-day effective yield as of September 30, 2021.

(d)	Security purchased with cash proceeds of securities lending collateral.

QUANTIFIED TACTICAL SECTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 70.5%
	EQUITY - 70.5%
79,821	iShares Biotechnology ETF	$12,905,459
30,485	iShares Semiconductor ETF(b)	13,592,347
133,375	iShares U.S. Real Estate ETF	13,656,266
92,168	Technology Select Sector SPDR Fund	13,762,526
		53,916,598

	TOTAL EXCHANGE-TRADED FUNDS (Cost $56,582,806)	53,916,598

	SHORT-TERM INVESTMENTS — 25.7%
	MONEY MARKET FUNDS - 25.7%
9,844,293	Fidelity Government Portfolio, Class I, 0.01%(a)	9,844,293
9,844,293	First American Government Obligations Fund, Class Z, 0.02%(a)	9,844,293
	TOTAL MONEY MARKET FUNDS (Cost $19,688,586)	19,688,586

	TOTAL SHORT-TERM INVESTMENTS (Cost $19,688,586)	19,688,586

13,731,900	COLLATERAL FOR SECURITIES LOANED — 18.0%
	Mount Vernon Liquid Assets Portfolio, LLC - 0.09% (a) (c)	13,731,900
	TOTAL COLLATERAL FOR SECURITIES LOANED ($13,731,900)

	TOTAL INVESTMENTS – 114.2% (Cost $90,003,292)	$87,337,084
	LIABILITIES IN EXCESS OF OTHER ASSETS – (14.2)%	(10,892,899)
	NET ASSETS - 100.0%	$76,444,185

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of September 30, 2021.

(b)	All or a portion of the security is on loan. Total loaned securities had a value of $13,456,356 at September 30, 2021.

(c)	Security purchased with cash proceeds of securities lending collateral.

QUANTIFIED TACTICAL SECTORS FUND
SCHEDULES OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

TOTAL RETURN SWAPS

Number of		Notional Amount at		Termination		Unrealized
Shares	Reference Entity	September 30, 2021	Interest Rate Payable (1)	Date	Counterparty	(Depreciation)(2)
Long Position:
166,600	iShares Biotechnology ETF	$26,935,888	1-Mth USD LIBOR plus 30 bp	10/25/2022	BRC	$(2,066,551)
60,960	iShares Semiconductor ETF	27,180,235	1-Mth USD LIBOR plus 30 bp	10/25/2022	BRC	(611,083)
266,870	iShare US Real Estate ETF	27,324,819	1-Mth USD LIBOR plus 30 bp	9/22/2022	BRC	(1,695,598)
173,480	Technology Select Sector SPDR ETF	25,904,034	1-Mth USD LIBOR plus 30 bp	9/1/2022	BRC	(779,421)
					Total:	$(5,152,653)

	BRC - Barclays Capital

	LIBOR - London Interbank Offered Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.
(2)	Amount subject to equity risk exposure.

QUANTIFIED RISING DIVIDEND TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.0%
	EQUITY - 97.0%
10,295	Invesco QQQ Trust Series 1	$3,685,198
31,676	Invesco S&P 500 Equal Weight ETF	4,745,698
77,152	Invesco S&P 500 Low Volatility ETF	4,693,928
38,218	Vanguard Dividend Appreciation ETF	5,870,285
56,526	Vanguard International Dividend Appreciation ETF	4,926,806
		23,921,915

	TOTAL EXCHANGE-TRADED FUNDS (Cost $23,641,280)	23,921,915

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 6.3%
	MONEY MARKET FUNDS - 6.3%
777,344	Fidelity Government Portfolio, Class I, 0.01%(a)	777,344
777,344	First American Government Obligations Fund, Class Z, 0.02%(a)	777,344
	TOTAL MONEY MARKET FUNDS (Cost $1,554,688)	1,554,688

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,554,688)	1,554,688

	TOTAL INVESTMENTS - 103.3% (Cost $25,195,968)	$25,476,603
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.3)%	(805,012)
	NET ASSETS - 100.0%	$24,671,591

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of September 30, 2021.

QUANTIFIED GOVERNMENT INCOME TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 25.3%
	FIXED INCOME - 25.3%
25,000	Invesco BulletShares 2021 Corporate Bond ETF	$527,250
25,000	Invesco BulletShares 2022 Corporate Bond ETF	538,250
25,000	Invesco BulletShares 2024 Corporate Bond ETF	552,750
10,000	Invesco Ultra Short Duration ETF	504,700
200	iShares 20+ Year Treasury Bond ETF	28,864
5,000	iShares Short Treasury Bond ETF	552,350
15,000	SPDR Portfolio Short Term Corporate Bond ETF	468,750
		3,172,914

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,180,886)	3,172,914

	SHORT-TERM INVESTMENTS — 72.2%
	MONEY MARKET FUNDS - 72.2%
4,526,230	Fidelity Government Portfolio, Class I, 0.01%(a)	4,526,230
4,526,229	First American Government Obligations Fund, Class Z, 0.02%(a)	4,526,229
	TOTAL MONEY MARKET FUNDS (Cost $9,052,459)	9,052,459

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,052,459)	9,052,459

	TOTAL INVESTMENTS - 97.5% (Cost $12,233,345)	$12,225,373
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.5%	310,311
	NET ASSETS - 100.0%	$12,535,684

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation) (b)
55	CME Ultra Long-Term US Treasury Bond Futures	12/21/2021	$10,508,465	$(231,473)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of September 30, 2021.

(b)	Amounts subject to interest rate risk exposure.